CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued Common Shares [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 6,477	$ (434,048)	$ 26,494,455	$ 74,476	$ (22,582,170)	$ (13,564)	$ 3,545,626
Beginning balance, shares at Dec. 31, 2023	6,477,182
Stock based compensation - options			110,985				110,985
Stock based compensation - shares	$ 13		376,848	(54,028)			322,833
Stock based compensation - shares, shares	12,594
Stock issued for placement agent	$ 375		1,085,625				1,086,000
Stock issued for placement agent, shares	375,000
Stock issued during period for private placement, value	$ 430		1,289,570				1,290,000
Retirement of treasury stock	3	(48,362)	48,359
Other comprehensive loss						(11,011)	(11,011)
Net loss					(1,238,776)		(1,238,776)
Retirement of treasury stock, shares	(3,000)
Stock based compensation related to discount on shares sold to related parties			340,000				340,000
Retirement of treasury stock	(3)	48,362	(48,359)
Stock issued for private placement	$ 430		1,289,570				1,290,000
Stock issued for private placement, shares	430,000
Ending balance, value at Sep. 30, 2024	$ 7,292	(385,686)	29,649,124	20,448	(23,820,946)	(24,575)	5,445,657
Ending balance, shares at Sep. 30, 2024	7,291,776
Beginning balance, value at Jun. 30, 2024	$ 6,487	(385,686)	26,807,599	15,968	(25,262,873)	(21,840)	1,159,655
Beginning balance, shares at Jun. 30, 2024	6,486,776
Stock based compensation - options			36,995				36,995
Stock based compensation - shares			89,335	4,480			93,815
Stock issued for placement agent	$ 375		1,085,625				1,086,000
Stock issued for placement agent, shares	375,000
Retirement of treasury stock	$ (3)	48,362	(48,359)	0	0	0	0
Stock issued for cash	$ 430		1,289,570				1,290,000
Stock issued for cash, shares	430,000
Other comprehensive loss						(2,735)	(2,735)
Net loss					1,441,927		1,441,927
Retirement of treasury stock, shares	(3,000)
Stock based compensation related to discount on shares sold to related parties			340,000				340,000
Retirement of treasury stock	3	(48,362)	48,359	(0)	(0)	(0)	(0)
Ending balance, value at Sep. 30, 2024	$ 7,292	(385,686)	29,649,124	20,448	(23,820,946)	(24,575)	5,445,657
Ending balance, shares at Sep. 30, 2024	7,291,776
Beginning balance, value at Dec. 31, 2024	$ 7,154	(1,055,592)	30,025,587	25,573	(25,782,308)	(25,190)	3,195,224
Beginning balance, shares at Dec. 31, 2024	7,153,647
Stock based compensation - options			30,852				30,852
Stock based compensation - shares	$ 10		281,892	27,160			309,062
Stock based compensation - shares, shares	10,053
Retirement of treasury stock	$ (349)	1,055,591	(1,055,242)
Purchase of treasury stock		(249,675)					(249,675)
Stock split rounding up	309		(309)
Stock issued for cash	$ 263		822,238				822,501
Stock issued for cash, shares	262,692
Other comprehensive loss						(9,756)	(9,756)
Net loss					(3,923,401)		(3,923,401)
Retirement of treasury stock, shares	(348,968)
Stock split rounding up, shares	309,281
Retirement of treasury stock	$ 349	(1,055,591)	1,055,242
Ending balance, value at Sep. 30, 2025	$ 7,387	(249,676)	30,105,018	52,733	(29,705,709)	(34,946)	174,807
Ending balance, shares at Sep. 30, 2025	7,386,705
Beginning balance, value at Jun. 30, 2025	$ 7,219	(173,838)	29,564,293	22,864	(28,539,334)	(35,623)	845,581
Beginning balance, shares at Jun. 30, 2025	7,218,838
Stock based compensation - options			10,284				10,284
Stock based compensation - shares			89,332	29,869			119,201
Purchase of treasury stock		(75,838)					(75,838)
Stock issued for cash	$ 168		441,109				441,277
Stock issued for cash, shares	167,867
Other comprehensive loss						677	677
Net loss					(1,166,375)		(1,166,375)
Ending balance, value at Sep. 30, 2025	$ 7,387	$ (249,676)	$ 30,105,018	$ 52,733	$ (29,705,709)	$ (34,946)	$ 174,807
Ending balance, shares at Sep. 30, 2025	7,386,705